Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of TDR's and Difference Between the Outstanding Recorded Balance Pre-Modification and Post-Modification-1 (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of TDR's and Difference Between the Outstanding Recorded Balance Pre-Modification and Post-Modification-1 [Line Items]
Number of Contracts	32	85
Pre-modification Outstanding Recorded Investment	$ 1,727	$ 25,678
Post-modification Outstanding Recorded Investment	1,355	21,665
1-4 Family [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of TDR's and Difference Between the Outstanding Recorded Balance Pre-Modification and Post-Modification-1 [Line Items]
Number of Contracts	2	33
Pre-modification Outstanding Recorded Investment	210	3,991
Post-modification Outstanding Recorded Investment	219	3,979
Residential Developments [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of TDR's and Difference Between the Outstanding Recorded Balance Pre-Modification and Post-Modification-1 [Line Items]
Number of Contracts	0	11
Pre-modification Outstanding Recorded Investment	0	16,280
Post-modification Outstanding Recorded Investment	0	12,585
Commercial Real Estate Other [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of TDR's and Difference Between the Outstanding Recorded Balance Pre-Modification and Post-Modification-1 [Line Items]
Number of Contracts	3	6
Pre-modification Outstanding Recorded Investment	754	2,814
Post-modification Outstanding Recorded Investment	329	2,586
Consumer [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of TDR's and Difference Between the Outstanding Recorded Balance Pre-Modification and Post-Modification-1 [Line Items]
Number of Contracts	21	28
Pre-modification Outstanding Recorded Investment	528	1,715
Post-modification Outstanding Recorded Investment	548	1,729
Construction Industry [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of TDR's and Difference Between the Outstanding Recorded Balance Pre-Modification and Post-Modification-1 [Line Items]
Number of Contracts	1	2
Pre-modification Outstanding Recorded Investment	41	172
Post-modification Outstanding Recorded Investment	41	80
Commercial Business Other [Member]
Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Financial Effects of TDR's and Difference Between the Outstanding Recorded Balance Pre-Modification and Post-Modification-1 [Line Items]
Number of Contracts	5	5
Pre-modification Outstanding Recorded Investment	194	706
Post-modification Outstanding Recorded Investment	$ 218	$ 706